Significant non-cash activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant non-cash activities [Abstract]
Debt-equity swap	₩ 58,528	₩ 224,093	₩ 28,759
Transfers from construction-in-progress to property and equipment	56,575	76,004	6,319
Transfers between property and equipment and investment property	4,064	104,573	28,199
Transfers between assets held for sale to property and equipment	31,633	455	80
Transfers between investment property and assets held for sale	910	15,795	0
Accounts payable for purchase of intangible assets, etc.	137,476	472,798	1,047
Transaction for right-of-use assets	281,785	1,376,764	0
Exchange of shares related to acquisition of subsidiaries	629,449	0	0
Exchange of shares related to disposal of treasury stocks	₩ 287,669	₩ 0	₩ 0